TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables, net	$ 6,430	$ 0
Allowance for doubtful accounts (Note 19)	(6,430)	0
Trade receivables, net – Non-current	0	0
Current accounts	2,092,361	1,110,481
Trade receivables with related parties (Note 26)	26,183	80,078
Allowance for doubtful accounts (Note 19)	(53,045)	(9,870)
Trade receivables, net - Current	$ 2,065,499	$ 1,180,689